Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
CASH PROVIDED BY OPERATING ACTIVITIES	$ 5,066	$ 8,110
Cash from operations before working capital changes	4,559	9,258
Net earnings	1,282	7,687
Depreciation and amortization	2,169	2,012
Share-based compensation (Note 5)	(14)	63
Gain on disposal of investment	0	(19)
(Recovery of) provision for deferred income tax	7	182
Other long-term assets, liabilities and miscellaneous (Note 16)	277	2
(Reversal of) impairment of assets	774	(780)
Adjustments For Undistributed Profits Of Investments Accounted For Using Equity Method Net Of Dividends	117	(181)
Adjustment For Gain On Amendments To Other Post Retiremet Pension Plans	(80)	0
Adjustment For Loss On Currency Swap	92	0
Long-term income tax receivable and payables	(65)	273
Receivables	879	(919)
Payables and accrued charges	(1,748)	938
Adjustments for Decrease Increase in Inventories, Prepaid Expenses and Other Current Assets	1,376	(1,167)
INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(2,958)	(2,901)
Capital Expenditure	(2,671)	(2,475)
Additions to intangible assets	206	222
Purchase of property, plant and equipment, classified as investing activities	2,465	2,253
Business acquisitions, net of cash acquired (Note 25)	(153)	(407)
Other	(20)	25
Net Changes In Non Cash Working Capital	(22)	(44)
Proceeds From Currency Swap Net Of Purchases	(92)	0
FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES	(2,061)	(4,731)
(Repayment of) proceeds from short-term debt, net (Note 17)	(458)	529
Proceeds from long-term debt (Note 18)	1,500	1,045
Repayment of long-term debt (Note 18)	(648)	(561)
Repayment of principal portion of lease liabilities (Note 18, 19)	(375)	(341)
Dividends paid (Note 23)	(1,032)	(1,031)
Repurchase of common shares (Note 23)	(1,047)	(4,520)
Issuance of common shares (Note 23)	33	168
Other financing activities	(34)	(20)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(7)	(76)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	40	402
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	901	499
CASH AND CASH EQUIVALENTS - END OF YEAR	941	901
Cash and cash equivalents comprised of:
Cash	909	775
Short-term investments	32	126
Cash and Cash equivalents total	941	901
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	729	482
Income taxes paid	1,764	1,882
Total cash outflow for leases	$ 501	$ 459